General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about expenses [Table Text Block]

	Year Ended December 31,
	2021	2020
Corporate administration	$7,806	$5,012
Salaries and benefits	11,636	11,271
Audit, legal and professional fees	4,619	5,353
Filing and listing fees	506	499
Directors fees and expenses	826	842
Depreciation	1,670	1,878
	$27,063	$24,855